EQUITY METHOD INVESTMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Excess of quoted market value over carrying value	$ 7,225
Total net receivables due	1,399	$ 1,448
Dividends received	367	$ 398	$ 401
Retained Earnings, Undistributed Earnings from Equity Method Investees	$ 3,389